Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022	Mar. 28, 2021
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,151,261	$ 2,616,013	$ 2,223,409	$ 2,119,465	$ 2,157,581
PEO Actually Paid Compensation Amount	5,293,699	5,167,694	2,242,510	3,698,401	4,405,124
Non-PEO NEO Average Total Compensation Amount	1,404,840	1,060,229	942,164	919,021	862,226
Non-PEO NEO Average Compensation Actually Paid Amount	2,177,387	2,069,412	973,305	1,484,039	1,539,781
Total Shareholder Return Amount	667.97	483.32	275.81	283.76	204.94
Peer Group Total Shareholder Return Amount	189.80	173.66	147.13	186.02	181.61
Net Income (Loss)	$ 84,344,717	$ 75,363,461	$ 60,040,662	$ 51,541,678	$ 40,980,162
Company Selected Measure Amount	114,382,480	101,145,040	82,581,581	69,978,754	55,851,346
PEO | Deduction for amounts reported under "Stock Awards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,399,942)
PEO | Increase for fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,347,180
PEO | Increase for fair value of awards granted during year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase (deduction) for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,219,165
PEO | Increase (deduction) for change in fair value from prior year end to vesting date of awards granted prior to current year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,052)
PEO | Deduction for fair value of awards granted prior to current year that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase based on dividends or other earnings paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,087
Non-PEO NEO | Deduction for amounts reported under "Stock Awards" column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,598)
Non-PEO NEO | Increase for fair value of awards granted during the year that remain unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	763,863
Non-PEO NEO | Increase for fair value of awards granted during year that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase (deduction) for change in fair value from prior year end to current year end of awards granted prior to year that were outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	475,301
Non-PEO NEO | Increase (deduction) for change in fair value from prior year end to vesting date of awards granted prior to current year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,359)
Non-PEO NEO | Deduction for fair value of awards granted prior to current year that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase based on dividends or other earnings paid during the year prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,340